Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other Current Assets [Abstract]
Loans to executive officers	[1]		$ 21
Prepaid expenses		8
Government Institutions		8	2
Investment in subsidiary		3
Total other current assets		$ 19	$ 23

[1]	On November 20, 2017, the Group made available to an executive officer and a former executive officer, who are also stockholders, a loan in the amount of $10 each. The loans bear interest at a rate of approximately 3% per year. The loans, including the accumulated interest amount, shall be repaid at the earlier of the following dates: (i) December 31, 2019; or (ii) at the date of repayment of the loan made available by the stockholders to the Company according to a loan agreement as stated in Note 5; or (iii) from any dividend or other distribution to be made by the Company to its shareholders. The two stockholders are entitled to repay the outstanding amount of the loan at any time. The loans to executive officers were extinguished in connection with and prior to the Share Exchange.